5. Financial risk management (Details) € in Thousands, kr in Thousands, SFr in Thousands, $ in Thousands, $ in Thousands		Dec. 31, 2018 ARS ($) $ / $ $ / € $ / SFr $ / kr	Dec. 31, 2018 USD ($) $ / $ $ / € $ / SFr $ / kr	Dec. 31, 2018 EUR (€) $ / $ $ / € $ / SFr $ / kr	Dec. 31, 2018 CHF (SFr) $ / $ $ / € $ / SFr $ / kr	Dec. 31, 2018 NOK (kr) $ / $ $ / € $ / SFr $ / kr	Dec. 31, 2017 ARS ($) $ / $	Dec. 31, 2017 USD ($) $ / $	Dec. 31, 2017 EUR (€) $ / $	Dec. 31, 2017 CHF (SFr) $ / $	Dec. 31, 2017 NOK (kr) $ / $
SummaryOfFinancialRiskManagementLineItems [Line Items]
Exchange rate | $ / $		37.70	37.70	37.70	37.70	37.70	18.65	18.65	18.65	18.65	18.65
Noncurrent Assets
SummaryOfFinancialRiskManagementLineItems [Line Items]
Amount of foreign currency		$ 20,416
Foreign currency balance assets		$ 765,600					$ 0
Noncurrent Assets | Other receivables
SummaryOfFinancialRiskManagementLineItems [Line Items]
Amount of foreign currency			$ 20,416
Exchange rate | $ / $	[1]	37.5	37.5	37.5	37.5	37.5
Foreign currency balance assets			$ 765,600					$ 0
Current Assets
SummaryOfFinancialRiskManagementLineItems [Line Items]
Amount of foreign currency		$ 91,860
Foreign currency balance assets		$ 3,444,751					1,836,794
Current Assets | Other receivables
SummaryOfFinancialRiskManagementLineItems [Line Items]
Amount of foreign currency			$ 3,989
Exchange rate | $ / $	[1]	37.5	37.5	37.5	37.5	37.5
Foreign currency balance assets			$ 149,588					0
Current Assets | Financial assets at fair value through profit or loss
SummaryOfFinancialRiskManagementLineItems [Line Items]
Amount of foreign currency			$ 87,621
Exchange rate | $ / $	[1]	37.5	37.5	37.5	37.5	37.5
Foreign currency balance assets			$ 3,285,788					1,829,881
Current Assets | Cash and cash equivalents
SummaryOfFinancialRiskManagementLineItems [Line Items]
Amount of foreign currency			$ 250
Exchange rate | $ / $	[1]	37.5	37.5	37.5	37.5	37.5
Foreign currency balance assets			$ 9,375					6,519
Current Assets | Cash and cash equivalents
SummaryOfFinancialRiskManagementLineItems [Line Items]
Amount of foreign currency | €				€ 0
Exchange rate | $ / €	[1]	42.84	42.84	42.84	42.84	42.84
Foreign currency balance assets | €				€ 0
Current Assets | Cash and cash equivalents
SummaryOfFinancialRiskManagementLineItems [Line Items]
Foreign currency balance assets | €									€ 394
Total Assets
SummaryOfFinancialRiskManagementLineItems [Line Items]
Amount of foreign currency		$ 112,276
Foreign currency balance assets		4,210,351					1,836,794
Non-current liabilities
SummaryOfFinancialRiskManagementLineItems [Line Items]
Amount of foreign currency		190,782
Foreign currency balance liabilities		$ 7,192,467					6,189,294
Non-current liabilities | Borrowings
SummaryOfFinancialRiskManagementLineItems [Line Items]
Amount of foreign currency			$ 190,782
Exchange rate | $ / $	[1]	37.7	37.7	37.7	37.7	37.7
Foreign currency balance liabilities			$ 7,192,467					6,189,294
Current liabilities
SummaryOfFinancialRiskManagementLineItems [Line Items]
Amount of foreign currency		$ 46,265
Foreign currency balance liabilities		$ 1,742,222					516,575
Current liabilities | Borrowings
SummaryOfFinancialRiskManagementLineItems [Line Items]
Amount of foreign currency			$ 28,580
Exchange rate | $ / $	[1]	37.7	37.7	37.7	37.7	37.7
Foreign currency balance liabilities			$ 1,077,453					105,139
Current liabilities | Trade payables
SummaryOfFinancialRiskManagementLineItems [Line Items]
Amount of foreign currency			$ 17,519
Exchange rate | $ / $	[1]	37.7	37.7	37.7	37.7	37.7
Foreign currency balance liabilities			$ 660,459					$ 386,504
Current liabilities | Trade payables
SummaryOfFinancialRiskManagementLineItems [Line Items]
Amount of foreign currency | €				€ 93
Exchange rate | $ / €	[1]	43.163	43.163	43.163	43.163	43.163
Foreign currency balance liabilities | €				€ 4,014					€ 9,248
Current liabilities | Trade payables
SummaryOfFinancialRiskManagementLineItems [Line Items]
Amount of foreign currency | SFr					SFr 5
Exchange rate | $ / SFr	[1]	38.312	38.312	38.312	38.312	38.312
Foreign currency balance liabilities | SFr					SFr 0					SFr 15,454
Current liabilities | Trade payables
SummaryOfFinancialRiskManagementLineItems [Line Items]
Amount of foreign currency | kr						kr 68
Exchange rate | $ / kr	[1]	4.346	4.346	4.346	4.346	4.346
Foreign currency balance liabilities | kr						kr 296					kr 230
Total Liabilities
SummaryOfFinancialRiskManagementLineItems [Line Items]
Amount of foreign currency		$ 237,047
Foreign currency balance liabilities		$ 8,934,689					$ 6,705,869

[1]	The exchange rates used are the BNA exchange rates in effect as of December 31, 2018 for US Dollars (U.S.$.), Euros (EUR), Swiss Francs (CHF) and Norwegian Krones (NOK).